BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 36,431,445	$ 45,194,905
OTHER ASSETS
Cash and cash equivalents	2,051,958	2,236,091
Notes receivable	230,663	429,038
Deferred acquisition costs, net of accumulated amortization	3,694,361	4,617,692
Other assets	103,748	112,483
Assets	42,512,175	52,590,209
LIABILITIES
Accounts payable and accrued expenses	843	843
Accounts payable - affiliates	3,470,297	2,582,469
Capital contributions payable	332,419	511,813
Liabilities	3,803,559	3,095,125
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	38,873,048	49,632,550
General partner	(164,432)	(137,466)
Partners' Capital	38,708,616	49,495,084
Liabilities and Stockholders Equity	42,512,175	52,590,209
Series Forty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	8,629,599	10,949,197
OTHER ASSETS
Cash and cash equivalents	366,067	397,096
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	1,668,277	2,001,933
Other assets	0	0
Assets	10,663,943	13,348,226
LIABILITIES
Accounts payable and accrued expenses	385	385
Accounts payable - affiliates	1,530,089	1,166,745
Capital contributions payable	91,654	91,654
Liabilities	1,622,128	1,258,784
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	9,095,919	12,135,927
General partner	(54,104)	(46,485)
Partners' Capital	9,041,815	12,089,442
Liabilities and Stockholders Equity	10,663,943	13,348,226
Series Forty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	6,625,699	8,346,895
OTHER ASSETS
Cash and cash equivalents	348,763	435,509
Notes receivable	0	168,628
Deferred acquisition costs, net of accumulated amortization	694,768	833,720
Other assets	0	0
Assets	7,669,230	9,784,752
LIABILITIES
Accounts payable and accrued expenses	115	115
Accounts payable - affiliates	980,280	816,900
Capital contributions payable	10,001	178,629
Liabilities	990,396	995,644
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	6,712,899	8,817,897
General partner	(34,065)	(28,789)
Partners' Capital	6,678,834	8,789,108
Liabilities and Stockholders Equity	7,669,230	9,784,752
Series Forty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	21,176,147	25,898,813
OTHER ASSETS
Cash and cash equivalents	1,337,128	1,403,486
Notes receivable	230,663	260,410
Deferred acquisition costs, net of accumulated amortization	1,331,316	1,782,039
Other assets	103,748	112,483
Assets	24,179,002	29,457,231
LIABILITIES
Accounts payable and accrued expenses	343	343
Accounts payable - affiliates	959,928	598,824
Capital contributions payable	230,764	241,530
Liabilities	1,191,035	840,697
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	23,064,230	28,678,726
General partner	(76,263)	(62,192)
Partners' Capital	22,987,967	28,616,534
Liabilities and Stockholders Equity	$ 24,179,002	$ 29,457,231